Summary of Significant Accounting Policies (details) - Additional Details $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($)	Dec. 31, 2014
Summary of Significant Accounting Policies disclosure
Minimum collateral provided by borrowers of securities, as a percentage of the market value of the loaned securities plus accrued interest	102.00%
Number of reportable business segments | item	3
Liability for guaranty fund and other insurance-related assessments	$ 242	$ 241
Recoverables for liability for guaranty fund and other insurance-related assessments	$ 16	$ 18
Minimum expected payment period for loss-based assessments and recoveries	1 year	1 year
Net written premiums for participating dividend policies as a percent of total Company net written premiums	1.00%	2.00%	1.00%
Liability accrued for policyholder dividends	$ 62	$ 57
Percentage of capital provided by International for its syndicate at Lloyd's	100.00%
Number of principal business units through which the Company's syndicate at Lloyd's writes business | item	5